Subsequent events	12 Months Ended
Mar. 29, 2025
Subsequent Events [Abstract]
Subsequent events

18.	Subsequent events
On June 6, 2025, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with the shareholders of 1067830 Ontario Limited (“the Target”), a company incorporated under the laws of Ontario, to acquire the Target and its wholly-owned subsidiaries which operate four retail locations in Toronto, Ontario, under the European Boutique brand and are engaged primarily in luxury timepieces and jewelry retail activities. The purchase was completed on July 8, 2025, for a total consideration of $9.0 million, of which $7.0 million is payable at closi ng
and $2.0
million is payable over two years from closing, subject to certain adjustments customary for and acquisition of this nature (the “European Acquisition”). The initial accounting for the business combination is incomplete at the time these financial statements are issued because of the proximity to the purchase date.
On June 26, 2025, Mangrove entered into a loan agreement with the Company to advance $
3.75
million of additional indebtedness (the “Mangrove Loan”) to fund the Company’s working capital requirements, at an annual interest rate of
15
%, which would be repayable, in full,
on
December 24, 2026. The Mangrove Loan terminated the Shareholder Support Letter.
In conjunction with the closing of the European Acquisition, on July 8, 2025, the Company entered into an amendment to the Amended Term Loan (defined below) with Crystal Financial LLC (D/B/A SLR Credit Solutions) (“SLR”), whereby SLR provided the Company with an additional term loan of $13.5 million to fund the European Acquisition and to fund ordinary course working capital (the “Incremental Loan”). The Incremental Loan bears interest at the same rate as the current term loan with SLR which is defined in Note 6. Under this amendment to the Amended Term Loan, the Company is required to ensure that the aggregate amount outstanding under this agreement and the Amended Credit Facility does not exceed the lesser of $116 million and the borrowing base contemplated in the Amended Term Loan.
In addition, contemporaneously with the Incremental Loan, on July 8, 2025, the Company entered into an amendment and waiver to the Amended Credit Facility (as defined below) with Wells Fargo Capital Canada Corporation (“Wells Fargo”) whereby Wells Fargo waives certain provisions of the existing Amended Credit Facility to permit the European Acquisition, the Incremental Loan and the Mangrove Loan. Under this amendment and waiver to the Amended Credit Facility, the Company is entitled to borrow an amount not to exceed the lesser of $90 million and the most recent borrowing base delivered by Birks to its senior secured lenders.
On July 14, 2025, the Company entered into an amendment to its $4.3 million loan and its $10.0 million loan with Investissement Québec which modified the working capital covenant for fiscal years ending March 29, 2025 and March 28, 2026 to 0.88. Starting in fiscal 2026 and for the duration of the loans, respectively, the interest rate will be adjusted depending on the working capital ratio calculated at year end.
On July 21, 2025, the Company obtained support letters providing financial support to the Company for an aggregate total amount of up to $1.5 million from (i) Mangrove (one of its the Company’s controlling shareholders) for up to $500,000, (ii) Davide Barberis Canonico (a member of the Company’s Board of Directors) for up to $800,000, and (iii) Marco Pasteris (the Company’s Vice-President, Finance) for $200,000. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least July 31, 2026, to assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in maintaining minimum excess availability at all times as defined in the Amended Credit Facility and Amended Term Loan. Amounts drawn under these support letters will bear interest at an annual rate of
15%. However, there will be no interest or principal repayments prior to July 31, 2026.
In addition, on July 21, 2025, the Company obtained from Mangrove a deferral of interest payments payable in relation to the cash advance outstanding of
U.S.
$1.5 million and the Mangrove Loan of $3.75 million, of up to a maximum of $813,227, effective immediately and through to July 31, 2026.